Segment Information (Details) - Schedule of operating segments Information - Segment information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Total Revenue	$ 46,200,949	$ 51,149,326	$ 45,810,222
Total Gross Profit	16,099,877	19,378,000	18,763,860
Total Current Assets	28,700,552	25,407,391	18,670,394
Total Non-current Assets	12,248,639	11,846,713	8,022,725
Installation and Maintenance [Member]
Segment Reporting Information [Line Items]
Total Revenue	32,435,217	40,644,254	42,206,282
Total Gross Profit	12,950,290	16,941,937	17,847,563
Total Current Assets
Total Non-current Assets
Housekeeping [Member]
Segment Reporting Information [Line Items]
Total Revenue	11,704,899	10,505,072	3,603,940
Total Gross Profit	2,802,926	2,436,063	916,297
Total Current Assets
Total Non-current Assets
Senior care services [Member]
Segment Reporting Information [Line Items]
Total Revenue	2,060,833
Total Gross Profit	346,661
Total Current Assets
Total Non-current Assets	6,304,720	6,602,005
Unallocated current assets [Member]
Segment Reporting Information [Line Items]
Total Current Assets	28,700,552	25,407,391	18,670,394
Unallocated non-current assets [Member]
Segment Reporting Information [Line Items]
Total Non-current Assets	$ 5,943,919	$ 5,244,708	$ 8,022,725